COMMITMENTS - Operating lease commitments (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Operating lease commitments
Within 1 year	¥ 143,438	$ 20,503	¥ 143,438
1 - 2 years	143,438	20,503	71,719
Total	¥ 286,876	$ 41,006	¥ 215,157